Organization and Nature of Operations (Details)	12 Months Ended
Dec. 31, 2012
Changyou.com (HK) Limited ("Changyou HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, August 13, 2007
Effective interest held	100.00%
Beijing AmazGame Age Internet Technology Co., Ltd. ("AmazGame") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, September 26, 2007
Effective interest held	100.00%
Changyou.com (US), Inc. ("Changyou US") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Delaware, United States of America, January 26, 2009
Effective interest held	100.00%
Changyou.com (UK) Co., Ltd. ("Changyou UK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	London, United Kingdom of Great Britain, July 3, 2009
Effective interest held	100.00%
Changyou My Sdn.Bhd ("Changyou Malaysia") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Kuala Lumpur, Malaysia, September 10, 2009
Effective interest held	100.00%
Beijing Changyou Gamespace Software Technology Co., Ltd. ("Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, October 29, 2009
Effective interest held	100.00%
Changyou.com Korea Limited ("Changyou Korea") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Seoul, Korea, January 7, 2010
Effective interest held	100.00%
Beijing Yang Fan Jing He Information and Consultant Co., Ltd. ("Yang Fan Jing He") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, April 22 , 2010
Effective interest held	100.00%
ICE Entertainment (HK) Limited ("ICE HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, acquired on May 28, 2010
Effective interest held	100.00%
ICE Information Technology (Shanghai) Co., Ltd. ("ICE Information") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on May 28, 2010
Effective interest held	100.00%
Shanghai Jing Mao Culture Communication Co. ("Shanghai Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on January 25, 2011
Effective interest held	100.00%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. ("Beijing Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, acquired on January 25, 2011
Effective interest held	100.00%
Shanghai Hejin Data Consulting Co., Ltd ("Shanghai Hejin") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on January 25, 2011
Effective interest held	100.00%
Changyou.com Gamepower (HK) Limited ("Gamepower HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, September 8, 2011
Effective interest held	100.00%
Changyou.com Webgames (HK) Limited ("Webgames HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, September 21, 2011
Effective interest held	100.00%
7Road.com Limited ("7Road Cayman") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Cayman Islands, incorporated on June 15, 2011
Effective interest held	71.926%
7Road.com HK Limited ("7Road HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, incorporated on July 6, 2011
Effective interest held	71.926%
Shenzhen 7Road Network Technologies Co., Ltd. ("7Road Technology") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shenzhen, China, incorporated on December 1, 2011
Effective interest held	71.926%
Kylie Enterprises Limited ("Kylie") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	British Virgin Islands, acquired on December 15, 2011
Effective interest held	100.00%
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, August 23, 2007
Effective interest held	100.00%
Shanghai ICE Information Technology Co., Ltd. ("Shanghai ICE") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on May 28, 2010
Effective interest held	100.00%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, August 5, 2010
Effective interest held	100.00%
Shenzhen 7Road Technology Co., Ltd. ("Shenzhen 7Road") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shenzhen, China, acquired on May 11, 2011
Effective interest held	71.926%